Basis of preparation, significant judgments, and accounting policies, Current and Deferred Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current and deferred income tax [Abstract]
Current and deferred income tax charge	$ 0	$ 0
Deferred tax assets	$ 0